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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210


June 18, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644

    Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H ("Registrant") Registration Statement on Form N-4 (File No. 333-71072)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, I hereby certify on behalf of the Registrant, that the form of the prospectus and prospectus supplements, all dated June 16, 2008, contain no changes from the form of prospectus and prospectus supplements contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on June 13, 2008.

Please direct any comments and questions regarding the Registration Statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel -- Annuities at (617) 663-2184.


Very truly yours,

/s/ Thomas J. Loftus
-----------------------------
Thomas J. Loftus
Senior Counsel -- Annuities